Inventories - Inventories Recognized as Cost of Sales and Inventory Write-downs Included in Cost of Sales and usage of inventory write-downs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Write-downs (reversals of write-downs) of inventories [abstract]
Inventories recognized as cost of sales	₩ 25,027,703	₩ 24,572,939	₩ 21,626,339
Including: Inventory write-downs	245,619	224,576	213,932
Usage of inventory write-downs	₩ (224,576)	₩ (213,932)	₩ (472,885)